Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

($ millions)	Property, plant & equipment	Intangible assets and deductible goodwill	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2023	39	267	85	377	194	618	1,580
Gross deferred tax liabilities at December 31, 2023	(337)	(1,417)	—	(30)	—	(150)	(1,934)
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)

At December 31, 2023	(298)	(1,150)	85	347	194	468	(354)
(Charged)/credited to income	(1)	95	2	11	(15)	4	96
Credited to equity	—	—	—	—	2	5	7
Credited/(charged) to other comprehensive income	1	—	(7)	(7)	—	(28)	(41)
Impact of business combinations	—	(17)	—	—	6	—	(11)
Net deferred tax balance at December 31, 2024	(298)	(1,072)	80	351	187	449	(303)

Gross deferred tax assets at December 31, 2024	34	246	80	384	187	627	1,558
Gross deferred tax liabilities at December 31, 2024	(332)	(1,318)	—	(33)	—	(178)	(1,861)
Net deferred tax balance at December 31, 2024	(298)	(1,072)	80	351	187	449	(303)

($ millions)	Property, plant & equipment	Intangible assets and deductible goodwill	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2022	31	4	79	352	231	642	1,339
Gross deferred tax liabilities at December 31, 2022	(307)	(1,529)	—	(26)	—	(130)	(1,992)
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

At December 31, 2022	(276)	(1,525)	79	326	231	512	(653)
(Charged)/credited to income	(22)	375	—	21	(40)	(25)	309
Credited/(charged) to equity	—	—	—	—	3	(15)	(12)
Credited/(charged) to other comprehensive income	—	—	6	—	—	(4)	2
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)

Gross deferred tax assets at December 31, 2023	39	267	85	377	194	618	1,580
Gross deferred tax liabilities at December 31, 2023	(337)	(1,417)	—	(30)	—	(150)	(1,934)
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)
The below tables present the gross value of tax loss carryforwards that have or have not been recognized as deferred tax assets, with their expiry dates, as of December 31, 2024 and 2023.

($ millions)	Unrecognized	Recognized	Total at December 31, 2024
Within five years	6	55	61
More than five years	443	375	818
Not subject to expiry	—	691	691
Gross value of tax loss carryforwards	449	1,121	1,570

($ millions)	Unrecognized	Recognized	Total at December 31, 2023
Within five years	3	29	32
More than five years	443	462	905
Not subject to expiry	—	681	681
Gross value of tax loss carryforwards	446	1,172	1,618

Disclosure of components in deferred taxes
The below table presents the Net deferred tax balance as of December 31, 2024 after offsetting $1.1 billion of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2024
Deferred tax assets	421
Deferred tax liabilities	(724)
Net deferred tax liabilities	(303)
The below table presents the Net deferred tax balance as of December 31, 2023 after offsetting $1.1 billion of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2023
Deferred tax assets	443
Deferred tax liabilities	(797)
Net deferred tax liabilities	(354)

Disclosure of impact of deferred taxes on current taxes payable
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2024	At December 31, 2023
Deferred tax assets	1.2	1.2
Deferred tax liabilities	1.7	1.8